Other Long-Term Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Henry's Holdings LLC [Member]
Other Long Term Liabilities [Line Items]
Unfavorable leasehold interest	$ 12.8
Sunflower Farmers Markets, Inc. [Member]
Other Long Term Liabilities [Line Items]
Unfavorable leasehold interest	$ 3.9